Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023
Disclosure of financial assets [line items]
FVOCI Securities	$ 69,493	[1]	$ 62,819	[1]	$ 48,546
Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	69,976		64,881
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	367		80
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	850		2,142
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	69,493		62,819
Canadian federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	25,767		20,579
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	69		14
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	150		493
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	25,686		20,100
Canadian Provincial And Municipal Governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,329		5,281
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	32		2
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	83		228
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,278		5,055
US federal Government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,048		6,245
US federal Government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	106
US federal Government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	147		365
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,007		5,880
US State Municipal And Agencies Debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,159		5,486
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	23		5
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	74		190
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,108		5,301
Other governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,439		7,064
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	21		13
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	26		108
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,434		6,969
NHA MBS US agency MBS and CMO [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	16,221		16,421
NHA MBS US agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	50		12
NHA MBS US agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	326		668
NHA MBS US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	15,945		15,765
Corporate debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,882		3,676
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	24		3
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	44		90
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,862		3,589
Corporate equity [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	131		129
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	42		31
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 173		$ 160

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).